Reconciliation of Financial Statements to Form 5500 (Reconciliation of Notes Receivable) (Details) - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan Reconciliation To Form 5500 [Line Items]
Notes receivable from participants per the financial statements	$ 226,042	$ 0
Deemed distributions of notes receivable	21,121	0
Notes receivable from participants per the Form 5500	$ 204,921	$ 0